Fees Summary	Dec. 01, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 15,836,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,186.95
Total Offset Amount	0.00
Net Fee	$ 2,186.95
Narrative - Max Aggregate Offering Amount | shares	15,836,000
Final Prospectus	true